OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER PAYABLES
Staff cost payable	$ 24,249	$ 20,262
Other taxes payables	8,399	9,372
Renovation fee payables (Note 14)	4,144	1,472
Listing expenses payables		1,334
Others	1,308	2,447
Other payables	$ 38,100	$ 34,887